OTHER INTANGIBLE ASSETS, NET (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
OTHER INTANGIBLE ASSETS, NET
NOTE 7:-	OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net:

	December 31,
	2011	2010

Cost:

Patents	$639	$639
Developed technology	4,890	4,890
Customer related intangible	15,321	16,265
Brand name	4,462	4,630

	25,312	26,424
Accumulated amortization:

Patents	639	639
Developed technology (see note 2i)	4,708	3,211
Customer related intangible	13,745	13,231
Brand name	3,190	2,846

	22,282	19,927

Amortized cost	$3,030	$6,497

b.	Amortization and impairment expenses for the years ended December 31, 2011, 2010 and 2009 were $ 3,319, $ 2,753 and $ 5,879, respectively.

c.	Estimated amortization expenses for the years ending:

December 31,

2012	$1,901
2013	472
2014	226
2015	221
2016	210

$3,030